John Hancock High Yield Fund Average Annual Total Returns - John Hancock High Yield Fund Classes A C I and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.50%	6.45%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.79%	2.73%	4.86%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.20%	0.37%	2.46%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.91%	1.07%	2.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	2.79%	4.52%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	7.44%	3.82%	5.57%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	3.99%	5.62%